Investment Properties (Details)	Jun. 30, 2023 BRL (R$) ha	Jun. 30, 2022 BRL (R$)
Investment Properties (Details) [Line Items]
Cost value of investment property | R$	R$ 1,198,741	R$ 990,415
Alto Taquari Farm [Member]
Investment Properties (Details) [Line Items]
Sale of lands	1,157
Rio Do Meio Farm [Member]
Investment Properties (Details) [Line Items]
Sale of lands	852